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                          MFS(R)/SUN LIFE SERIES TRUST

                          WORLD ASSET ALLOCATION SERIES


                      Supplement to the Current Prospectus



Effective February 15, 1999, the description of portfolio managers under the "Management of the Series - Investment Adviser" section is hereby restated as follows:

     World Asset Allocation - Joseph C. Flaherty, Jr., a Vice President of MFS,
                              determines the allocation of assets among the following five asset classes: (i) U.S. equity securities; (ii) foreign equity securities;
                              (iii) U.S. investment grade fixed income
                              securities; (iv) U.S. high yield fixed income securities; and (v) foreign fixed income securities. Mr. Flaherty has been employed as a portfolio  manager by the adviser  since 1993.
                              A  team  of  portfolio   managers   selects
                              specific portfolio securities within each of these asset classes.















                The date of this Supplement is February 26, 1999.